Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net parent company investment		$ 0.0	$ (8,036.9)
Accounting Standards Update 2016-16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net parent company investment		$ 0.3
Minimum | Accounting Standards Update 2016-02 | Subsequent Event | Scenario, Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset	$ 75.0
Lease liability	75.0
Maximum | Accounting Standards Update 2016-02 | Subsequent Event | Scenario, Forecast
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use asset	95.0
Lease liability	$ 95.0